Related Parties Transactions And Balances (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Related Party Transaction, Due from (to) Related Party [Abstract]
Sales to affiliated companies	$ 116,805	[1]	$ 98,884	[1]	$ 53,490	[1]
Participation in expenses	2,330		2,063		3,923
Supplies from affiliated companies	16,166	[2]	10,908	[2]	44,840	[2]
Trade receivables and other receivables	59,889	[1]	24,121	[1]
Trade payables and advances	$ 17,103	[2]	$ 18,475	[2]

[1]	(*)The significant sales and balances include sales of helmet mounted cueing systems purchased from the Company by VSI/RCEVS.
[2]	(**)Includes electro-optics components and sensors, purchased by the Company from SCD, and electro-optics products, purchased by the Company from Opgal.